Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2015
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis

	June 30, 2015
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Assets
Securities available-for-sale:
U.S. Government agency securities	$48,230	$—	$48,230	$—
Agency mortgage-backed securities	53,678	—	53,678	—
Other assets—interest rate caps	199	—	199	—
Liabilities
Other liabilities—interest rate swaps	$1,048	$—	$1,048	$—

	June 30, 2014
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Assets
Securities available-for-sale:
U.S. Government agency securities	$48,418	$—	$48,418	$—
Agency mortgage-backed securities	65,463	—	65,463	—
Other assets—interest rate caps	—	—	—	—
Liabilities
Other liabilities—interest rate swaps	$714	$—	$714	$—

Schedule of assets measured at fair value on a nonrecurring basis

	June 30, 2015
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Collateral dependent impaired loans	$932	$—	$—	$932
Real estate owned and other repossessed collateral	1,651	—	—	1,651
Loan servicing rights	1,123	—	—	1,123

	June 30, 2014
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Collateral dependent impaired loans	$1,467	$—	$—	$1,467
Real estate owned and other repossessed collateral	1,991	—	—	1,991
Loan servicing rights	300			300

Schedule of quantitative information about significant unobservable inputs (Level 3) for assets measured at fair value on a nonrecurring basis

	Fair Value
	June 30, 2015	June 30, 2014	Valuation Technique
	(Dollars in thousands)
Collateral dependent impaired loans	$932	$1,467	Appraisal of collateral(1)
Real estate owned and other repossessed collateral	1,651	1,991	Appraisal of collateral(1)
Loan servicing rights	1,123	300	Discounted cash flow(2)

(1)

Fair value is generally determined through independent appraisals of the underlying collateral. The Company may also use another available source of collateral assessment to determine a reasonable estimate of the fair value of the collateral. Appraisals may be adjusted by management for qualitative factors such as economic factors and estimated liquidation expenses. The range of these possible adjustments may vary.

(2)

Fair value is determined using a discounted cash flow model. The unobservable inputs include anticipated rate of loan prepayments and discount rates. The range of prepayment assumptions used was 6.08% to 13.14%. For discount rates, the range was 7.25% to 7.50%.

Schedule of estimated fair value of the Company's financial instruments

		Fair Value Measurements at June 30, 2015
	Carrying Amount
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$89,850	$89,850	$89,850	$—	$—
Available-for-sale securities	101,908	101,908	—	101,908	—
Federal Home Loan Bank stock	4,102	4,102	—	4,102	—
Loans held for sale	9,035	9,035	—	9,035	—
Loans, net	610,211	613,896	—	—	613,896
Accrued interest receivable	1,335	1,335	—	1,335	—
Interest rate caps	199	199	—	199	—
Financial liabilities:
Deposits	674,759	675,285	—	675,285	—
FHLB advances	30,188	30,867	—	30,867	—
Wholesale repurchase agreements	10,037	10,098	—	10,098	—
Short-term borrowings	2,349	2,349	—	2,349	—
Capital lease obligation	1,368	1,448	—	1,448	—
Subordinated debentures	8,626	8,471	—	—	8,471
Interest rate swaps	1,048	1,048	—	1,048	—

		Fair Value Measurements at June 30, 2014
	Carrying Amount
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$82,259	$82,259	$82,259	$—	$—
Available-for-sale securities	113,881	113,881	—	113,881	—
Federal Home Loan Bank stock	4,102	4,102	—	4,102	—
Loans held for sale	11,945	11,945	—	11,945	—
Loans, net	515,049	522,154	—	—	522,154
Accrued interest receivable	1,216	1,216	—	1,216	—
Interest rate caps	—	—	—	—	—
Financial liabilities:
Deposits	574,329	574,868	—	574,868	—
FHLB advances	42,824	43,843	—	43,843	—
Wholesale repurchase agreements	10,199	10,484	—	10,484	—
Short-term borrowings	2,984	2,984	—	2,984	—
Capital lease obligation	1,558	1,701	—	1,701	—
Subordinated debentures	8,440	7,858	—	—	7,858
Interest rate swaps	714	714	—	714	—